Note Payable and Revolving Line of Credit	3 Months Ended
Apr. 30, 2013
Note Payable and Revolving Line of Credit
Note Payable and Revolving Line of Credit

(6) Note Payable and Revolving Line of Credit

        In December 2010, we amended and restated our outstanding loan and security agreement (LSA) with Square 1 Bank in order to increase the amount available thereunder and to remove the term loan component, which component was repaid in full in February 2010. The maximum amount available pursuant to a revolving line of credit and corporate credit card services was $10.0 million. The corporate credit card services component was limited to $0.2 million. In February 2012, we amended the LSA to increase the availability to $12.0 million, to increase the amount available pursuant to the corporate credit card line and letters of credit to $3.0 million. In January 2013, we amended the LSA to extend the maturity from February 2013 to February 2014.

        Advances bear interest at the greater of the prime rate then in effect plus 3.00% with a floor of 5.25%. This facility is subject to borrowing base calculations based on eligible accounts receivable. At January 31, 2013 and April 30, 2013, availability under the LSA, considering the borrowing base calculation, was $12.0 million and $8.2 million, respectively. At January 31, 2013 and April 30, 2013, we had a letter of credit outstanding for $2.5 million, which represented the security deposit on the operating lease for our corporate headquarters and reduced the amount available pursuant to the revolving line of credit to $9.5 million and $5.7 million as of January 31, 2013 and April 30, 2013, respectively.

        No amounts were outstanding on the revolving line of credit as of January 31, 2013 and April 30, 2013.

        The loan is secured by substantially all our assets and includes a restriction on our ability to pledge our intellectual property. The LSA includes financial covenants and other customary affirmative and negative covenants. The primary financial covenant is an adjusted quick ratio. The adjusted quick ratio is defined as cash at the bank plus accounts receivable less than 90 days old from invoice date as compared to current liabilities excluding deferred revenue. We must maintain an adjusted quick ratio of at least 1.10 to 1.00. The agreement also contains customary events of default provisions. We believe we were in compliance with all covenants at January 31, 2013 and April 30, 2013.